Related parties	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 20. Related Parties

     An entity affiliated with the Chairman of the executive committee of the board of directors, has provided consulting and director services to the Company pursuant to an oral arrangement that was approved by the board of directors and shareholders. The monthly amount payable to that entity under this arrangement is $35,000, plus VAT, currently. The consulting arrangement, which is not recorded in a written agreement, has no set term and may be terminated by either party at will upon written notice.